Stockholders’ Equity (Details Narrative)														1 Months Ended														2 Months Ended	3 Months Ended				6 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
		Nov. 08, 2022 USD ($) shares	Nov. 04, 2022 USD ($) shares	Oct. 01, 2022 USD ($) shares	Aug. 17, 2022	Mar. 07, 2022 shares	Mar. 01, 2022 USD ($) $ / shares shares	May 05, 2021 USD ($) $ / shares shares	Apr. 14, 2021 USD ($) $ / shares shares	Jan. 10, 2021 USD ($) shares	Jan. 08, 2021 USD ($)	Jun. 12, 2020 USD ($) $ / shares shares	Sep. 05, 2019 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Jun. 22, 2022 USD ($)	Mar. 31, 2022 USD ($) $ / shares shares	Feb. 22, 2022 $ / shares shares	Nov. 22, 2021 USD ($) $ / shares shares	Jun. 28, 2021 USD ($) $ / shares shares	May 24, 2021 USD ($) shares	May 20, 2021 USD ($) $ / shares shares	Apr. 15, 2021 USD ($) shares	Dec. 25, 2020 USD ($) $ / shares shares	Dec. 18, 2020 USD ($) $ / shares shares	Dec. 16, 2020 USD ($) $ / shares shares	Aug. 24, 2020 USD ($) $ / shares shares	Sep. 17, 2019 USD ($) shares	May 17, 2022 shares	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Aug. 02, 2022 shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) shares	Oct. 24, 2022 $ / shares	Dec. 15, 2021 shares
Class of Warrant or Right [Line Items]
Common stock, shares authorized														50,000,000															50,000,000	50,000,000			50,000,000		50,000,000	50,000,000
Common stock, par value | $ / shares														$ 0.0001															$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued														3,218,499															3,218,499	2,874,999			3,218,499		3,218,499	2,874,999
Common stock, shares outstanding														3,218,499															3,218,499	2,874,999			3,218,499		3,218,499	2,874,999
Shares subject to forfeiture																																				375,000
Share Price | $ / shares																														$ 0.10						$ 0.10
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized														11,500,000															11,500,000	0			11,500,000		11,500,000	0
Share price | $ / shares														$ 0.10															$ 0.10				$ 0.10		$ 0.10
Common stock issued to initial stockholders | $	[1],[2]																																			$ 25,000
Share based compensation | $																																			$ 0	$ 0
Insider Shares [Member]
Class of Warrant or Right [Line Items]
Common stock, shares issued														3,218,499															3,218,499	2,874,999			3,218,499		3,218,499	2,874,999
Common stock, shares outstanding														3,218,499															3,218,499	2,874,999			3,218,499		3,218,499	2,874,999
Warrants
Class of Warrant or Right [Line Items]
Class of warrants or rights period within the registration shall be effective from the consummation of business combination																																			90 days	90 days
Volume weighted average price per share | $ / shares																																			$ 9.20	$ 9.20
Percentage of funds raised to be used for consummating business combination																																			60.00%	60.00%
Number of consecutive trading days for determining the volume weighted average price of share																																			10 days	20 days
Class of warrants or rights redemption price per share | $ / shares														$ 16.50															$ 16.50	$ 16.50			$ 16.50		$ 16.50	$ 16.50
Minimum Notice Period To Be Given To Warrant Holders Prior To Redemption																																				30 days
Warrants | Warrant Redemption Exercise Price Percentage One [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights exercise price percentage																														115.00%						115.00%
Warrants | Warrant Redemption Exercise Price Percentage Two [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights exercise price percentage																														165.00%						165.00%
Warrants
Class of Warrant or Right [Line Items]
Share Price | $ / shares														11.50															11.50	$ 11.50			11.50		11.50	$ 11.50
Warrant price | $ / shares														$ 0.01															$ 0.01	$ 0.01			$ 0.01		$ 0.01	0.01
Sponsor [Member]
Class of Warrant or Right [Line Items]
Surrendered shares						1,150,000										1,150,000
NATURALSHRIMP INCORPORATED [Member]
Class of Warrant or Right [Line Items]
Common stock, shares authorized														900,000,000		900,000,000													900,000,000				900,000,000		900,000,000			900,000,000	900,000,000
Common stock, par value | $ / shares														$ 0.0001		$ 0.0001													$ 0.0001				$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares issued														751,385,454		674,831,624													751,385,454				751,385,454		751,385,454			674,831,624	560,745,180
Common stock, shares outstanding														751,322,954		674,644,124													751,322,954				751,322,954		751,322,954			674,644,124	379,742,524
Class of Stock [Line Items]
Preferred stock, shares authorized																200,000,000																						200,000,000
Preferred stock, par or stated value per share | $ / shares																$ 0.0001																						$ 0.0001
Preferred stock value | $														$ 500		$ 500													$ 500				$ 500		$ 500			$ 500
Beneficial conversion feature | $																																	99,000
Shares issued as consideration for Rights Agreement																																						4,762,376
Common stock aggregate price | $																																		$ 17,277,123
Share price | $ / shares									$ 0.39
Warrant to purchase shares									10,000,000									3,739,000
Warrant exercise price | $ / shares									$ 0.75									$ 0.75
Fair value of warrants adjustment | $																													39,000				(1,876,000)					$ (1,987,000)
Amortization | $																													367,500		$ 146,500		$ 735,000	$ 146,500
Proceeds from purchasers | $																																						17,277,123
Proceeds from warrants | $																																						$ 11,000
Percentage of series E preferred shares																																	10.00%
Increase series E preferred shares																																	130
Increase series E preferred value | $																																	$ 156,000
Debt instrument, redemption, percentage																																	15.00%
Preferred stock redemption discount | $														$ 557,000															$ 557,000				$ 557,000		$ 557,000
Warrants outstanding														18,573,116		18,506,429													18,573,116		10,000,000		18,573,116	10,000,000	18,573,116			18,506,429
Fair value of warrants | $																																	$ 2,047,000					$ 3,986,000
Decrease in fair value of warrant | $																																	$ 1,876,000					$ 2,061,000
NATURALSHRIMP INCORPORATED [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized														200,000,000		200,000,000													200,000,000				200,000,000		200,000,000			200,000,000
Preferred stock, par or stated value per share | $ / shares														$ 0.0001		$ 0.0001													$ 0.0001				$ 0.0001		$ 0.0001			$ 0.0001
NATURALSHRIMP INCORPORATED [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Derivative liability, measurement input														0.0405		0.0228													0.0405				0.0405		0.0405			0.0228
NATURALSHRIMP INCORPORATED [Member] | Measurement Input, Risk Free Interest Rate [Member] | Black-Schole Model [Member]
Class of Stock [Line Items]
Derivative liability, measurement input																0.0242																						0.0242
NATURALSHRIMP INCORPORATED [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Derivative liability, measurement input														1.0446		1.0947													1.0446				1.0446		1.0446			1.0947
NATURALSHRIMP INCORPORATED [Member] | Measurement Input, Price Volatility [Member] | Black-Schole Model [Member]
Class of Stock [Line Items]
Derivative liability, measurement input																2.059																						2.059
NATURALSHRIMP INCORPORATED [Member] | Measurement Input, Expected Dividend Rate [Member] | Black-Schole Model [Member]
Class of Stock [Line Items]
Derivative liability, measurement input														0		0													0				0		0			0
NATURALSHRIMP INCORPORATED [Member] | Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member] | Black-Schole Model [Member]
Class of Stock [Line Items]
Derivative liability, measurement input														0.0406															0.0406				0.0406		0.0406
NATURALSHRIMP INCORPORATED [Member] | Minimum [Member] | Measurement Input, Price Volatility [Member] | Black-Schole Model [Member]
Class of Stock [Line Items]
Derivative liability, measurement input														1.246															1.246				1.246		1.246
NATURALSHRIMP INCORPORATED [Member] | Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member] | Black-Schole Model [Member]
Class of Stock [Line Items]
Derivative liability, measurement input														0.0425															0.0425				0.0425		0.0425
NATURALSHRIMP INCORPORATED [Member] | Maximum [Member] | Measurement Input, Price Volatility [Member] | Black-Schole Model [Member]
Class of Stock [Line Items]
Derivative liability, measurement input														1.748															1.748				1.748		1.748
NATURALSHRIMP INCORPORATED [Member] | Three Consultants [Member]
Class of Stock [Line Items]
Common stock issued to initial stockholders, shares																														430,000
Share price | $ / shares																														$ 0.36						0.36
Common stock issued to initial stockholders | $																														$ 158,000
NATURALSHRIMP INCORPORATED [Member] | Consultant [Member]
Class of Stock [Line Items]
Common stock issued to initial stockholders, shares									500,000			1,250,000								200,000			1,500,000			1,500,000											250,000
Share price | $ / shares									$ 0.39			$ 0.049											$ 0.041			$ 0.045
Common stock issued to initial stockholders | $									$ 195,000			$ 61,250								$ 99,600			$ 616,500			$ 67,500													67,500
Shares vested value | $														$ 171,000		$ 121,875				24,900
Prepaid expense | $																																							308,250
Consulting expense | $																																$ 308,250							$ 308,250
NATURALSHRIMP INCORPORATED [Member] | Consultant [Member] | First Six Months [Member]
Class of Stock [Line Items]
Share based compensation | $																				12,500
NATURALSHRIMP INCORPORATED [Member] | Consultant [Member] | Per Month Thereafter [Member]
Class of Stock [Line Items]
Share based compensation | $																				$ 15,000
NATURALSHRIMP INCORPORATED [Member] | Consultant [Member] | Vested Immediately [Member]
Class of Stock [Line Items]
Number of shares vested																				50,000
NATURALSHRIMP INCORPORATED [Member] | Consultant [Member] | Each Quarter [Member]
Class of Stock [Line Items]
Number of shares vested																				50,000
NATURALSHRIMP INCORPORATED [Member] | Consultant [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock issued to initial stockholders, shares		4,972,156
Common stock issued to initial stockholders | $		$ 500,000
Number of shares vested				62,500
Shares vested value | $				$ 24,275
NATURALSHRIMP INCORPORATED [Member] | New Employees [Member]
Class of Stock [Line Items]
Common stock issued to initial stockholders, shares																														175,000
Share price | $ / shares																														$ 0.395						$ 0.395
Common stock issued to initial stockholders | $																														$ 68,300
NATURALSHRIMP INCORPORATED [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Share price | $ / shares								$ 0.55	$ 0.55												$ 0.55
Common stock issued to initial stockholders | $									$ 5,000,000
Warrant to purchase shares									10,000,000
Warrant exercise price | $ / shares									$ 0.75
Warrants term									5 years
Number of commitments shares									1,000,000
Proceeds from purchasers | $																						$ 4,732,123
Purchase of common stock , shares								15,454,456													2,727,272
Purchase of common stock | $								$ 8,245,000													$ 1,455,000
Debt instrument, redemption, percentage					15.00%
NATURALSHRIMP INCORPORATED [Member] | Securities Purchase Agreement [Member] | GHS [Member]
Class of Stock [Line Items]
Share price | $ / shares																			$ 0.40
Warrant to purchase shares																			1,100,000
Fair value of warrants adjustment | $																			$ 11,000
Purchase of common stock , shares																			3,000,000
NATURALSHRIMP INCORPORATED [Member] | GHS Purchase Agreement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock issued to initial stockholders, shares			64,000,000
Common stock aggregate price | $			$ 5,000,000
Warrant to purchase shares			64,000,000
Fair value of warrant | $			$ 5,000,000
NATURALSHRIMP INCORPORATED [Member] | GHS Purchase Agreement [Member] | GHS [Member]
Class of Stock [Line Items]
Warrant to purchase shares																			7,500,000
Common stock underlying prefunded warrant																			1,100,000
Fair value of warrant | $																			$ 3,011,000
Offering expenses | $																			90,330
Proceeds from warrants | $																			$ 2,909,670
NATURALSHRIMP INCORPORATED [Member] | Leak-Out Agreements [Member]
Class of Stock [Line Items]
Common stock issued to initial stockholders, shares																																						13,861,386
NATURALSHRIMP INCORPORATED [Member] | Common Stock Issued In Relation To Business Agreement [Member] | Consultant [Member]
Class of Stock [Line Items]
Common stock issued to initial stockholders | $															$ 250,000
NATURALSHRIMP INCORPORATED [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized														5,000,000		5,000,000													5,000,000				5,000,000		5,000,000			5,000,000	5,000,000
Preferred stock, par or stated value per share | $ / shares																$ 0.0001																						$ 0.0001	$ 0.0001
Preferred stock, shares outstanding														5,000,000		5,000,000													5,000,000				5,000,000		5,000,000			5,000,000	5,000,000
Preferred stock, shares issued																5,000,000																						5,000,000	5,000,000
Preferred stock value | $																$ 500																						$ 500	$ 500
NATURALSHRIMP INCORPORATED [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized													5,000	5,000		5,000													5,000				5,000		5,000			5,000	5,000
Preferred stock, par or stated value per share | $ / shares													$ 0.0001			$ 0.0001																						$ 0.0001	$ 0.0001
Preferred stock, shares outstanding														0		0													0				0		0			0	607
Preferred stock, stated value | $													$ 1,200
Preferred stock redeemable description													The Series B Preferred Stock are redeemable at the Company’s option, at percentages ranging from 120% to 135% for the first 180 days, based on the passage of time. The Series B are also redeemable at the holder’s option, upon the occurrence of a triggering event which includes a change of control, bankruptcy, and the inability to deliver Series B Preferred Stock requested under conversion notices. The triggering redemption amount is at the greater of (i) 135% of the stated value or (ii) the product of the volume-weighted average price (“VWAP”) on the day proceeding the triggering event multiplied by the stated value divided by the conversion price.
Preferred stock, shares issued																0																						0	607
Preferred stock value | $
Shares issued as consideration for Rights Agreement																																						1,202,000
NATURALSHRIMP INCORPORATED [Member] | Series B Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																											5,000
Preferred stock, stated value | $																											$ 1,200
Proceeds from preferred stock | $																											$ 5,000,000
Shares issued as consideration for Rights Agreement																																						607	5,008
Preferred stock, dividends-in-kind shares																																						232	115
Common stock issued to initial stockholders, shares																																						10,068,000	113,517,030
NATURALSHRIMP INCORPORATED [Member] | Series B Preferred Stock [Member] | Securities Purchase Agreement [Member] | Various Tranches [Member]
Class of Stock [Line Items]
Preferred stock, shares issued																																							3,250	2,250
Preferred stock value | $																																							$ 3,250,000	$ 2,250,000
Beneficial conversion feature | $																																							$ 1,335,000	$ 475,000
NATURALSHRIMP INCORPORATED [Member] | Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																20,000									20,000													20,000	20,000
Preferred stock, par or stated value per share | $ / shares																									$ 0.0001
Preferred stock, shares outstanding														0		0													0				0		0			0	6,050
Preferred stock, stated value | $																									$ 1,200
Preferred stock redeemable description																									The Series D Preferred Stock are also redeemable at the holder’s option, upon the occurrence of a triggering event which includes a change of control, bankruptcy, and the inability to deliver shares of common stock requested under conversion notices. The triggering redemption amount is 150% of the stated value.
Beneficial conversion feature | $																																							$ 1,721,000
Shares issued as consideration for Rights Agreement																																						60,050,000
Common stock aggregate price | $																									$ 10,000,000
Share price | $ / shares																									$ 0.10
NATURALSHRIMP INCORPORATED [Member] | Series D Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Beneficial conversion feature | $										$ 3,022,000
Shares issued as consideration for Rights Agreement									3,739.63
NATURALSHRIMP INCORPORATED [Member] | Series D Preferred Stock [Member] | Securities Purchase Agreement [Member] | Purchaser [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																								5,000
Preferred stock, par or stated value per share | $ / shares																								$ 0.0001
Proceeds from preferred stock | $										$ 1,050,000	$ 1,050,000													$ 5,000,000
Preferred stock, shares issued										1,050
Preferred stock value | $											$ 1,250,000													6,000,000
Beneficial conversion feature | $																								$ 8,471,000
Common stock issued to initial stockholders, shares																								6,000,000
Share price | $ / shares																								$ 0.27
Common stock purchase price per share | $ / shares																								$ 1,000
Preferred stock redemption discount | $										$ 250,000														$ 1,000,000
Common stock issued to initial stockholders | $																								$ 1,616,250
Accretion of redemption | $																																							$ 302,500
NATURALSHRIMP INCORPORATED [Member] | Series D Preferred Stock [Member] | Share Exchange Agreement [Member]
Class of Stock [Line Items]
Preferred stock, par or stated value per share | $ / shares									$ 0.0001
Beneficial conversion feature | $																						3,270.000																$ 3,326,172
Exchange aggregate Preferred Stock									3,600
Exchange into dividend, amount | $																						$ 3,258,189
Reedemable Preferred Stock																						2,450
Reedemable amount | $																						$ 3,513,504
Deemed dividend | $																						$ 2,719,538
NATURALSHRIMP INCORPORATED [Member] | Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized														10,000		10,000													10,000				10,000		10,000			10,000	10,000
Preferred stock, shares outstanding														1,540		2,840													1,540				1,540		1,540			2,840	0
Proceeds from preferred stock | $																																						$ 1,348,000
Common stock issued to initial stockholders, shares									10,000
Share price | $ / shares									$ 1,200
Preferred stock redemption discount | $																																	$ 916,000
Preferred Stock conversion price per share | $ / shares									$ 0.35
Dividend rate per annum									12.00%
Warrant to purchase shares																		270,000																								3,000,000
Conversion of stock, shares converted																												400
Beneficial conversion feature related to the Series E Preferred Shares | $																													$ 42,500				85,000
Preferred stock redemption discount | $														$ 278,500															$ 278,500				$ 278,500		$ 278,500
NATURALSHRIMP INCORPORATED [Member] | Series E Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Reedemable options percentage									115.00%
NATURALSHRIMP INCORPORATED [Member] | Series E Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Reedemable options percentage									125.00%
NATURALSHRIMP INCORPORATED [Member] | Series E Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																		1,500
Preferred stock, stated value | $																		$ 1,000
Shares issued as consideration for Rights Agreement																																						2,400
Common stock issued to initial stockholders, shares																																						8,228,572
Share price | $ / shares																		$ 0.38
Warrant to purchase shares																		3,739,000
Warrant exercise price | $ / shares																		$ 0.75
Purchase price of warrants | $																		$ 1,500,000
Fair value of warrants adjustment | $																		$ 561,000																				$ 300,000
Warrants issue as placement agent fees																		267,429
Fair value of warrant issued | $																		$ 101,000
Beneficial conversion feature | $																		170.000
Fair value of warrants issued in temporary equity | $																																						662,000
Amortization | $																																						$ 338,000
New issue warrants fair value | $																		$ 1,373,000
NATURALSHRIMP INCORPORATED [Member] | Series E Preferred Stock [Member] | Securities Purchase Agreement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Warrant measurement input																		0.0133
NATURALSHRIMP INCORPORATED [Member] | Series E Preferred Stock [Member] | Securities Purchase Agreement [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Warrant measurement input																		2.099
NATURALSHRIMP INCORPORATED [Member] | Series E Preferred Stock [Member] | Securities Purchase Agreement [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Warrant measurement input																		0
NATURALSHRIMP INCORPORATED [Member] | Series E Preferred Stock [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Class of Stock [Line Items]
Warrant to purchase shares																		1,500,000
NATURALSHRIMP INCORPORATED [Member] | Series F Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized														750,000		750,000													750,000				750,000		750,000			750,000	750,000
Redeemable convertible preferred stock, shares outstanding														750,000		750,000													750,000				750,000		750,000			750,000	0
NATURALSHRIMP INCORPORATED [Member] | Series E Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized														20,000		20,000													20,000				20,000		20,000			20,000	20,000
Redeemable convertible preferred stock, shares outstanding														1,670		2,840													1,670				1,670		1,670			2,840	0
Shares issued as consideration for Rights Agreement																																	5,143,000	9,842,000				9,737,000
Warrants outstanding														750,000															750,000				750,000		750,000
NATURALSHRIMP INCORPORATED [Member] | Series E Convertible Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Preferred stock, par or stated value per share | $ / shares																																									$ 0.0001
NATURALSHRIMP INCORPORATED [Member] | Series E Convertible Preferred Stock [Member] | Share Exchange Agreement [Member]
Class of Stock [Line Items]
Preferred stock, par or stated value per share | $ / shares									$ 0.0001
NATURALSHRIMP INCORPORATED [Member] | Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized														750,000		750,000	750,000												750,000				750,000		750,000			750,000
Preferred stock, par or stated value per share | $ / shares																	$ 0.0001
Preferred stock, shares outstanding														750,000		750,000													750,000				750,000		750,000			750,000
Shares issued as consideration for Rights Agreement																																	180,333,000
Preferred stock votes																	1,000 votes per each share of Series F Preferred Stock held by such holder.
NATURALSHRIMP INCORPORATED [Member] | Series F Preferred Stock [Member] | Board of Directors [Member]
Class of Stock [Line Items]
Common stock issued to initial stockholders, shares							250,000
Share price | $ / shares							$ 0.246
Number of shares issued for services							750,000
Common stock shares payable							738,687,135
Share based compensation | $							$ 43,612,000
NATURALSHRIMP INCORPORATED [Member] | Series E Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares converted																																	1,300
Conversion of stock, shares issued																																	14,458,127
NATURALSHRIMP INCORPORATED [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares issued																												1,523,810
NATURALSHRIMP INCORPORATED [Member] | Common Stock [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Derivative liability, measurement input | $ / shares														0.0657		0.19													0.0657				0.0657		0.0657			0.19
NATURALSHRIMP INCORPORATED [Member] | Common Stock [Member] | Measurement Input, Share Price [Member]
Class of Stock [Line Items]
Derivative liability, measurement input | $ / shares														0.15		0.225													0.15				0.15		0.15			0.225
NATURALSHRIMP INCORPORATED [Member] | Common Stock [Member] | Measurement Input, Share Price [Member] | Black-Schole Model [Member]
Class of Stock [Line Items]
Derivative liability, measurement input | $ / shares														0.15		0.225													0.15				0.15		0.15			0.225

[1]	Includes up to 375,000 shares of common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).
[2]	Shares have been retroactively restated to reflect the surrender of 1,150,000 shares without consideration by the sponsor on March 7, 2022 and a dividend, payable in shares of common stock, of two-thirds of one share of common stock for each share of common stock issued and outstanding on April 5, 2022 (Note 8).